SUBSEQUENT EVENTS (Details)					5 Months Ended
	Jun. 12, 2026 USD ($) $ / shares shares	May 21, 2026 USD ($)	Mar. 24, 2026 USD ($) $ / shares shares	Mar. 18, 2025 USD ($) $ / shares shares	Jun. 12, 2026 USD ($) $ / shares shares	Jun. 11, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Jun. 28, 2024 shares	Jun. 14, 2024 $ / shares shares	Mar. 18, 2024 USD ($) $ / shares shares
SUBSEQUENT EVENTS
Number of shares issued				1
Common stock, par value | $ / shares				$ 1			$ 1
Common Shares, authorized value | $				$ 50,000			$ 50,000
Common Shares, shares authorized				50,000			50,000
Common Shares, shares issued							1
Common Shares, shares outstanding							1
Issued share capital | $							$ 1
SL BIO LTD
SUBSEQUENT EVENTS
Common stock, par value | $ / shares							$ 0.1		$ 0.1			$ 0.1	$ 0.1
Common Shares, shares authorized							5,000,000		5,000,000			5,000,000	5,000,000
Common Shares, shares issued							3,675,000		3,675,000		5,000,000
Common Shares, shares outstanding							1,500,000		1,500,000		3,675,000	1,675,000
Issued share capital | $							$ 367,500	[1]	$ 367,500	[1]			$ 500,000
Subsequent events
SUBSEQUENT EVENTS
Number of units issuable			780,000
Price per unit of unit issuable | $ / shares			$ 10
Gross value of units issuable | $			$ 7,800,000
Number of common shares issuable per unit			1
Number of preferred shares issuable per unit			1
Ratio of conversion of preferred stock into common stock			0.333
Period for conversion of preferred stock into common stock			6 months
Number of shares issued					556,800,000
Common stock, par value | $ / shares	$ 0.00001				$ 0.00001	$ 0.00001
Common Shares, authorized value | $						$ 50,000
Common Shares, shares authorized	4,950,000,000				4,950,000,000	5,000,000,000
Preferred Shares, Shares Authorized	50,000,000				50,000,000
Preferred Shares, Par value | $ / shares	$ 0.00001				$ 0.00001
Common Shares, shares issued	560,759,757				560,759,757
Common Shares, shares outstanding	560,759,757				560,759,757
Preferred Shares, Shares Issued	780,000				780,000
Preferred Shares, Shares Outstanding	780,000				780,000
Subsequent events | Common shares
SUBSEQUENT EVENTS
Number of shares issued	780,000
Subsequent events | Series A preferred shares
SUBSEQUENT EVENTS
Number of shares issued	780,000
Subsequent events | HSPT
SUBSEQUENT EVENTS
Number of shares per unit	1				1
Number of shares redeemed and cancelled	3,502,404
Subsequent events | SL BIO LTD
SUBSEQUENT EVENTS
Aggregate loan amount | $		$ 1,600,000
Repayable term of loan (in years)		1 year
Common stock, par value | $ / shares	$ 0.001				$ 0.001
Common Shares, authorized value | $	$ 500,000				$ 500,000
Common Shares, shares authorized	500,000,000				500,000,000
Issued share capital | $	$ 1				$ 1
Additional paid-in capital | $	$ 0				$ 0
Subsequent events | SL BIO LTD | HSPT
SUBSEQUENT EVENTS
Number of shares per unit	1				1
Number of shares redeemed and cancelled	3,502,404
Subsequent events | SL BIO LTD | PubCo
SUBSEQUENT EVENTS
Number of units issuable			780,000
Price per unit of unit issuable | $ / shares			$ 10
Gross value of units issuable | $			$ 7,800,000
Number of common shares issuable per unit			1
Number of preferred shares issuable per unit			1
Ratio of conversion of preferred stock into common stock			0.333
Period for conversion of preferred stock into common stock			6 months
Common stock, par value | $ / shares	$ 0.00001				$ 0.00001
Common Shares, shares authorized	4,950,000,000				4,950,000,000
Preferred Shares, Shares Authorized	50,000,000				50,000,000
Preferred Shares, Par value | $ / shares	$ 0.00001				$ 0.00001
Common Shares, shares issued	560,759,757				560,759,757
Common Shares, shares outstanding	560,759,757				560,759,757
Preferred Shares, Shares Issued	780,000				780,000
Preferred Shares, Shares Outstanding	780,000				780,000
Subsequent events | SL BIO LTD | PubCo | Common shares
SUBSEQUENT EVENTS
Number of shares issued	780,000
Common stock, par value | $ / shares	$ 0.00001				$ 0.00001
Subsequent events | SL BIO LTD | PubCo | Series A preferred shares
SUBSEQUENT EVENTS
Number of shares issued	780,000

[1]	The shares amounts are presented on a retroactive basis, due to group reorganization (see Note 1 and 12).